Related Parties - Schedule of Rights and Obligations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Parent
Accounts receivable	S/ 115	S/ 89
Accounts payable
Total accounts receivable	1,969	1,973
Total accounts payable	23	516
Inversiones ASPI S.A. [Member]
Parent
Accounts receivable	115	89
Accounts payable
Fosfatos Del Pacífico S.A. [Member]
Parent
Accounts receivable	1,409	1,413
Accounts payable	23	305
Compañía Minera Ares S.A.C. [Member]
Parent
Accounts receivable	231	315
Accounts payable		211
Fossal S.A.A. [Member]
Parent
Accounts receivable	126	52
Accounts payable
Other [Member]
Parent
Accounts receivable	88	104
Accounts payable
Other Related Parties [Member]
Parent
Accounts receivable	1,854	1,884
Accounts payable	S/ 23	S/ 516